Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Joan E. Boros
(202) 507-6413
JBoros@Stradley.Com

June 6, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Pacific Global Fund, Inc. (“Registrant”)
Definitive Proxy Statement on Schedule 14A
File No. 811-07062

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its series, the Government Securities Fund (the “Fund”), is one electronically formatted copy of Registrant’s definitive proxy statement on Schedule 14A under the Securities Exchange Act of 1934 relating to a Special Meeting of Shareholders of the Pacific Advisors Fund to be held on June 20, 2016.

Set forth below are the Registrant’s responses to the comments conveyed by Mr. Dominic J. Minore to the Registrant’s outside counsel via telephone on June 1, 2016, with regard to the Registrant’s preliminary proxy statement filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 23, 2016, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 (the “Proxy Statement”).  The comments appear in bold and the Registrant’s response is included immediately below each comment.  Capitalized terms not otherwise defined in this letter have the meanings assigned to them in the Proxy Statement.

1.	Comment.
Please include a description of the other alternatives that would be considered by the Board of Directors (the “Board”) if the Plan is not approved by shareholders.  If applicable, describe the Board’s consideration of alternatives to liquidation.

Response.                      Registrant has revised the disclosure in accordance with the comment.  First, in the answer to the question regarding what will happen if the shareholders do not approve the Plan, disclosure has been added that describes alternatives that the Board may consider.  However, any alternatives that would be considered by the Board would depend upon the circumstances at the time.  Second, disclosure has been added that indicates that the Board, in connection with its determination to approve the Plan, considered alternatives to liquidation at prior Board meetings and the May 20, 2016

Board meetings, including, among others, continuing to operate the Fund in its current form, and determined not to pursue such alternatives.  This disclosure has been added in the Question and Answer (“Q&A”) section, as well as in the section of the proxy statement entitled “Background and Reasons for the Proposed Liquidation.”

2.	Comment.
In the Q&A section, in the answer to the question regarding who will pay for the costs of the proxy solicitation, legal and other costs associated with the proposal, clarify that shareholders are paying the expenses through charges to the Fund; specify what additional personal expenses shareholders may pay, and provide the estimated amounts of the various costs associated the proposal.

Response.                      Registrant has revised the proxy statement by adding disclosure relating to (i) the payment of the proxy solicitation expenses, (ii) any personal expenses incurred by shareholders, and (iii) the estimated amounts of the various costs associated the proposal.

3.	Comment.	Provide approval of authorizing designated persons to adjourn the Meeting as a separate proposal.

Response.                      Registrant has revised the proxy statement and proxy card to include a second proposal seeking approval of adjournment of the Meeting as necessary and appropriate to solicit additional proxies.

4.	Comment.	Clarify and provide more specific language as to how to “avoid incurring tax penalties” in the first paragraph on Page 12 in the “Tax Consequences of the Liquidation” section.

Response.                      Registrant has revised the disclosure to provide more detail of the U.S. Internal Revenue Code’s 60-day grace period and general tax treatment of distributions from tax qualified and individual retirement accounts.

5.	Comment.	Insert the word “non-material” to modify the variations or amendments to the Plan in Item 12 on Page 16.

Response.                      The Plan and related proxy statement disclosure have been revised accordingly.

6.	Comment.	Include the representations provided below in the Registrant’s response.

Response.                      Registrant hereby makes the following representations:

1.	Fund will stay current with all filings and file a final Form N-SAR.

2.	EDGAR series and class identifiers will be marked “Inactive” when the liquidation process is complete.

3.	All sales of the Fund’s assets will be made to non-affiliates.

4.	The Fund will decide on collectability of all receivables and will include in its liquidation costs any item and amount it believes will be uncollected.

5.	The Fund has determined that the requirements of ASC 450 and FASB FAS-5 notices will not be applicable in accounting for the liquidation.

6.	The liquidation process will comply with Section 22 of the Investment Company Act of 1940, including delivery of proceeds within seven days.

7.	With regard to Item 7 of the Liquidation Plan, the Fund will use all reasonable means to locate the missing shareholders to whom distributions are payable.

*           *           *
In response to a request from the Staff, in connection with this filing, the Registrant acknowledges the following:

•	that the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•
that Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Securities and Exchange Commission (“Commission”) from taking any action with respect to the filing; and

•
that the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

Please direct any question or comment regarding the definitive proxy statement to me at (202) 507-6413

Very truly yours,

/s/ Joan E. Boros, Esq.
Joan E. Boros, Esq.
Enclosures

cc:    Dominic J. Minore
         Catherine L. Henning